Other income and gains - net - Summary of Other Income and Gains Nets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Other income and gains - net
Investment income from wealth management products	¥ 3,366		¥ 4,925	¥ 4,182
Dividends from equity security	422		745
Fair value gain/(loss) on wealth management product	(15,729)		(10,792)	470
Fair value gain/(loss) on equity security	(1,733)		(3,011)	(3,153)
Fair value gain/(loss) on other investment	(1,640)		1,668	609
Fair value gain/(loss) on derivative financial instruments			2,002	196
Gain/(loss) on settlement of derivative financial instruments			8,709	1,550
Gain/(loss) on disposal of property, plant and equipment	(302)
Gain/(loss) on disposal of right-of-use assets	(182)		(846)
Gain/(loss) on disposal of subsidiaries			2,305
Government grants	8,710		3,991	3,869
Amortization on deferred income from ADS depository	3,756		4,373	2,405
Donations	(678)		(9,866)	(2,327)
Others	1,344		1,126	725
Other income and gains - net	¥ (2,666)	$ (387)	¥ 5,329	¥ 8,526